Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 21,869	$ 49,242
Expensed (recovered) during the period	6,390	(3,166)
Payments	(15,848)	(24,207)
Ending balance	12,411	21,869
Current	5,891
Long-term	6,520	13,536
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	6,950	15,592
Expensed (recovered) during the period	5,223	2,115
Payments	(6,764)	(10,757)
Ending balance	5,409	6,950
Current	3,112
Long-term	2,297
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	11,407	29,045
Expensed (recovered) during the period	398	(4,188)
Payments	(7,284)	(13,450)
Ending balance	4,521	11,407
Current	2,779
Long-term	1,742
Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance		3
Expensed (recovered) during the period		(3)
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	3,512	4,602
Expensed (recovered) during the period	769	(1,090)
Payments	(1,800)
Ending balance	2,481	$ 3,512
Long-term	$ 2,481